Summary of Operations by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 3,356.4	$ 3,456.5	$ 3,706.4
Operating income (loss)	154.9	219.5	319.2
Depreciation and amortization	168.6	159.6	174.6
Total assets	2,348.7	2,510.0	2,420.4
Capital expenditures	212.8	151.4	132.6
Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,356.4	3,456.5	3,706.4
Operating income (loss)	233.6	309.6	414.3
Total assets	1,533.8	1,530.5	1,469.1
Corporate
Segment Reporting Information [Line Items]
Operating income (loss)	(78.7)	(90.1)	(95.1)
Total assets	814.9	979.5	951.3
Capital expenditures	4.9	2.9	3.7
Corporate | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	(112.3)	(122.5)	(123.1)
Corporate | Operating Segments
Segment Reporting Information [Line Items]
Revenue	(112.3)	(122.5)	(123.1)
Services
Segment Reporting Information [Line Items]
Revenue	2,887.7	2,996.1	3,192.4
Operating income (loss)	122.7	186.7	204.6
Depreciation and amortization	103.2	91.8	102.4
Total assets	1,099.2	1,126.7	1,085.9
Capital expenditures	133.8	78.8	64.7
Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	0.4	1.7	3.8
Services | Operating Segments
Segment Reporting Information [Line Items]
Revenue	2,888.1	2,997.8	3,196.2
Technology
Segment Reporting Information [Line Items]
Revenue	468.7	460.4	514.0
Operating income (loss)	110.9	122.9	209.7
Depreciation and amortization	65.4	67.8	72.2
Total assets	434.6	403.8	383.2
Capital expenditures	74.1	69.7	64.2
Technology | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	111.9	120.8	119.3
Technology | Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 580.6	$ 581.2	$ 633.3